Note 13 - Derivative Liabilities (Detail) - Fair Value Of The Derivative Instruments (USD $)	6 Months Ended										6 Months Ended
	Sep. 30, 2010	Mar. 31, 2011 Exercise Price [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Exercise Price [Member]	Mar. 31, 2011 Market Value [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Market Value [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Lower Limit [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Upper Limit [Member]	Mar. 31, 2011 Prior To Reclassification [Member]	Mar. 31, 2011 Issuance [Member] Lower Limit [Member]	Mar. 31, 2011 Issuance [Member] Upper Limit [Member]	Mar. 31, 2011 Issuance [Member]	Sep. 30, 2010 Lower Limit [Member]	Sep. 30, 2010 Upper Limit [Member]
Exercise price		$ 0.50	$ 0.40	$ 0.50	$ 0.40
market value		$ 0.50	$ 0.40	$ 0.50	$ 0.40
Effective Exercise price	$ 0.50							$ 0.50			$ 0.50
Effective Market price						$ 0.48	$ 0.50		$ 0.34	$ 0.35		$ 0.34	$ 0.40
Volatility	76.00%							75.00%			75.00%
Risk-free interest	1.27%							2.24%			2.06%
Terms (years)	5 years					4 years 3 months	4 years 9 months				5 years
Expected dividend rate	0.00%							0.00%			0.00%